SCHEDULE OF OPERATING LOSS CARRYFORWARDS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Operating Loss Carryforwards [Line Items]
Total	$ 13,805,069
Gamehaus Inc [Member]
Operating Loss Carryforwards [Line Items]
Total		$ 13,315,441
Tax Year 2026 [Member]
Operating Loss Carryforwards [Line Items]
Total	34,947
Tax Year 2027 [Member]
Operating Loss Carryforwards [Line Items]
Total	3,007,509
Tax Year 2027 [Member] | Gamehaus Inc [Member]
Operating Loss Carryforwards [Line Items]
Total		1,800,387
Tax Year 2028 [Member]
Operating Loss Carryforwards [Line Items]
Total	4,352,701
Tax Year 2028 [Member] | Gamehaus Inc [Member]
Operating Loss Carryforwards [Line Items]
Total		5,487,776
Tax Year 2029 [Member]
Operating Loss Carryforwards [Line Items]
Total	$ 6,409,912
Tax Year 2029 [Member] | Gamehaus Inc [Member]
Operating Loss Carryforwards [Line Items]
Total		$ 6,027,278